ACQUIRED TECHNOLOGY (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Life			5 years
Accumulated Amortization			$ 300
Balance December 31, 2020	$ 2,453		2,994
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value			3,270
Estimated Life	5 years
Accumulated Amortization	$ 817		276	$ 800
Balance December 31, 2020	2,453		2,994
Amortization expense	500	$ 100	300
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining three months of 2020	200
2021	600		700
2022	600		700
2023	600		700
2024	$ 400		700
2025			$ 400
Weighted-average remaining amortization period	3 years 9 months 18 days		4 years 6 months